Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the consolidated statement of financial position arising from the obligation of the Company for defined benefit plans on December 31, 2021, 2022 and 2023 is as follows:

	2021		2022		2023
Present value of defined benefit obligations	Ps.	193,126	Ps.	216,908	Ps.	280,423

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2021		2022		2023
Opening defined benefit obligation	Ps.	183,125	Ps.	193,126	Ps.	216,908
Service cost recognized in net income		33,151		35,530		51,452
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions		(15,263)		(8,802)		15,932
Benefits paid		(7,887)		(2,946)		(3,869)
Ending defined benefit obligation	Ps.	193,126	Ps.	216,908	Ps.	280,423

Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2021, 2022 and 2023 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2021		2022		2023
Current service labor cost	Ps.	18,762	Ps.	20,213	Ps.	22,352
Interest cost		14,108		15,999		30,273
Actuarial (gains) losses		281		(682)		(1,173)
Components of defined benefit costs recognized in net income (Note 24)		33,151		35,530		51,452
Benefits paid		(7,887)		(2,946)		(3,869)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		(15,263)		(8,802)		15,932
Total recognized as employee benefit cost	Ps.	10,001	Ps.	23,782	Ps.	63,515

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2021	2022	2023
Discount of the projected benefit obligation at present value	8.0%	10.2%	9.7%
Salary increase	6.0%	6.0%	5.3%
Remaining labor life	16.1 years	15.7 years	15.9 years
Inflation	7.1%	5.80%	3.8%